Supplement to the Current Statement of Additional Information



---------------------------------------------------------------------------------------------------
John Hancock Bond Fund                        John Hancock Classic Value Fund
---------------------------------------------------------------------------------------------------
John Hancock Core Equity Fund                 John Hancock Large Cap Select Fund
---------------------------------------------------------------------------------------------------
John Hancock U.S. Global Leaders              John Hancock Growth Trends Fund
 Growth Fund
---------------------------------------------------------------------------------------------------
John Hancock High Income Fund                 John Hancock Balanced Fund
---------------------------------------------------------------------------------------------------
John Hancock Health Sciences Fund             John Hancock Large Cap Equity Fund
---------------------------------------------------------------------------------------------------
John Hancock Sovereign Investors Fund         John Hancock Strategic Income Fund
---------------------------------------------------------------------------------------------------
John Hancock Financial Industries Fund        John Hancock Regional Bank Fund
---------------------------------------------------------------------------------------------------
John Hancock Small Cap Equity Fund            John Hancock Mid Cap Growth Fund
---------------------------------------------------------------------------------------------------
John Hancock Large Cap Growth Fund            John Hancock Focused Equity Fund
---------------------------------------------------------------------------------------------------
John Hancock Money Market Fund                John Hancock Multi Cap Growth Fund
---------------------------------------------------------------------------------------------------
John Hancock Real Estate Fund                 John Hancock Small Cap Growth Fund
---------------------------------------------------------------------------------------------------
John Hancock Biotechnology Fund               John Hancock Technology Fund
---------------------------------------------------------------------------------------------------
John Hancock High Yield Bond Fund             John Hancock Government Income Fund
---------------------------------------------------------------------------------------------------
                                              John Hancock Investment Grade Bond Fund
---------------------------------------------------------------------------------------------------


"INITIAL SALES CHARGE ON CLASS A AND CLASS C SHARES"

In the "Without Sales Charges" section, the last bullet point under the heading "Class C shares may be offered without a front and sales charge to": has been deleted and replaced with the following:


   o An investor who buys through a Merrill Lynch omnibus account, or Edward Jones, UBS Financial Securities LLC, Quick & Reilly, Inc., Raymond James Financial Services or Raymond James & Associates. As of January 1, 2004, Wedbush Morgan Securities, Inc., Stifel Nicolaus & Company Incorporated, Wachovia Securities LLC, Wachovia Securities Financial Network LLC, RBC Dain Rauscher, Legg Mason Wood Walker, Inc., LPL Financial Services, and First Clearing LLC will also offer Class C shares without front-end sales charges. However, a CDSC may apply if the shares are sold within 12 months of purchase.



12/23/03

         Supplement to the Current Statement of Additional Information


                       John Hancock Fundamental Value Fund
                           John Hancock 500 Index Fund
                       John Hancock Strategic Growth Fund
                        John Hancock Mid Cap Equity Fund




"INITIAL SALES CHARGE ON CLASS A AND CLASS C SHARES"

In the "Without Sales Charges" section, the last bullet point under the heading "Class C shares may be offered without a front and sales charge to": has been deleted and replaced with the following:


   o An investor who buys through a Merrill Lynch omnibus account, or Edward Jones, UBS Financial Securities LLC, Quick & Reilly, Inc., Raymond James Financial Services or Raymond James & Associates. As of January 1, 2004, Wedbush Morgan Securities, Inc., Stifel Nicolaus & Company Incorporated, Wachovia Securities LLC, Wachovia Securities Financial Network LLC, RBC Dain Rauscher, Legg Mason Wood Walker, Inc., LPL Financial Services, and First Clearing LLC will also offer Class C shares without front-end sales charges. However, a CDSC may apply if the shares are sold within 12 months of purchase.



12/23/03



Supplement to the John Hancock Equity Funds Prospectus dated March 1, 2003, as revised October 1, 2003

John Hancock Small Cap Equity Fund

On page 24, the Past Performance section has been changed to reflect the addition of the Standard & Poors 600 Index.

PAST PERFORMANCE

The graph shows how the funds total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the funds risks.
The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
2003 return as of 9-30-03: 25.41%
Best quarter: Q4 99, 47.75%
Worst quarter: Q3 01, -33.72%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investors tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes) Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks. Standard & Poors 600 Index, an unmanaged index of 600 domestic stocks of small-sized companies.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

1994     1995    1996      1997      1998     1999    2000     2001     2002

98.25%   25.25%  20.26%    12.91%    10.97%   7.81%   -2.10%   -6.26%   -44.33%


-----------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
-----------------------------------------------------------------------------------------------------------

                                                 1 year       5 year      Life of      Life of      Life of
                                                                          Class A      Class B      Class C

Class A before tax (began 1-3-94)                -47.12%        1.31%       7.75%         __           __
Class A after tax on distributions               -47.12%        0.16%       6.10%         __           __
Class A after tax on distributions, with sale    -28.93%        0.87%       5.84%         __           __
Class B before tax (began 1-3-94)                -47.44%        1.34%         __        7.62%          __
Class C before tax (began 5-1-98)                -45.77%          __          __          __        -0.41%
Russell 2000 Index                               -20.48%       -1.36%       6.03%       6.03%       -3.66%
Standard & Poors 600 Index                       -14.63%        2.44%       8.90%       8.90%        0.09%


December 16, 2003


Supplement to the John Hancock Equity Funds Prospectus dated March 1, 2003, as revised October 1, 2003

John Hancock International Fund

On page 15, the Your Expenses section has been deleted and replaced with the following:

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the funds assets, and therefore are paid by shareholders indirectly.

----------------------------------------------------------------------------------------------
Shareholder transaction expenses1                       Class A         Class B        Class C
----------------------------------------------------------------------------------------------
Maximum sales charge (load)                               5.00%           5.00%          2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                  5.00%            none          1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less       none2           5.00%          1.00%

----------------------------------------------------------------------------------------------
Annual operating expenses                               Class A         Class B        Class C
----------------------------------------------------------------------------------------------
Management fee                                            0.90%           0.90%          0.90%
Distribution and service (12b-1) fees                     0.30%           1.00%          1.00%
Other expenses                                            3.13%           3.13%          3.13%
Total fund operating expenses                             4.33%           5.03%          5.03%
Expense reimbursement (at least until 2-28-05)            1.98%           1.98%          1.98%
Annual operating expenses                                 2.35%           3.05%          3.05%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the funds actual expenses and returns, either past or future.

----------------------------------------------------------------------------------------------
Expenses                                      Year 1     Year 3          Year 5        Year 10
----------------------------------------------------------------------------------------------
Class A                                         $726     $1,501          $2,370         $4,593
Class B with redemption                         $808     $1,556          $2,489         $4,731
Class B without redemption                      $308     $1,256          $2,289         $4,731
Class C with redemption                         $504     $1,343          $2,366         $4,920
Class C without redemption                      $405     $1,343          $2,366         $4,920

1 A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see How sales charges are calculated.

December 17, 2003

Supplement to the John Hancock Equity Funds Institutional Class I Prospectus dated March 1, 2003, as revised October 1, 2003

John Hancock Small Cap Equity Fund

On page 14, the Past Performance section has been changed to reflect the addition of the Standard & Poors 600 Index.

PAST PERFORMANCE

The graph shows the funds calendar year total return, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the funds risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                                            2002


--------------------------------------------------------------------------------
                                                                         -43.96%

Class I, total returns
2003 return as of 9-30-03: 26.14%
Best quarter: Q4 01, 37.01%
Worst quarter: Q3 02, -23.88%

After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investors tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes) Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks. Standard & Poors 600 Index, an unmanaged index of 600 domestic stocks of small-sized companies.

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-02
--------------------------------------------------------------------------------

                                                                         Life of
                                                          1 year         Class I

Class I before tax (began 8-15-01)                       -43.96%         -33.28%
Class I after tax on distributions                       -43.96%         -33.38%
Class I after tax on distributions, with sale            -26.99%         -26.16%
--------------------------------------------------------------------------------
Russell 2000 Index                                       -20.48%         -13.75%
Standard & Poors 600 Index                               -14.63%          -9.32%

December 16, 2003

Supplement to the John Hancock Equity Funds Institutional Class I Prospectus dated March 1, 2003, as revised October 1, 2003

John Hancock International Fund

On page 11, the Your Expenses section has been deleted and replaced with the following:

YOUR EXPENSES

Operating expenses are paid from the funds assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.90%
Other expenses                                                             2.00%
Total fund operating expenses                                              2.90%
Expense reimbursement (at least until 2-28-05)                             1.58%
Annual operating expenses                                                  1.32%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the funds actual expenses and returns, either past or future.

Expenses                       Year 1       Year 3       Year 5       Year 10
Class I                          $134         $682       $1,326        $3,059


December 17, 2003

                  Supplement to the John Hancock Equity Funds
            Prospectus dated March 1, 2003 as revised October 1, 2003


Under "SALES CHARGE REDUCTIONS AND WAIVERS", the last sentence under "Waivers for certain investors" on page 34 has been deleted and replaced with the following:

Class C shares may be offered without front-end sales charges to various individuals and institutions when purchased through a Merrill Lynch omnibus account, or Edward Jones, UBS Financial Securities LLC, Quick & Reilly, Inc., Raymond James Financial Services or Raymond James & Associates. As of January 1, 2004, Wedbush Morgan Securities, Inc., Stifel Nicolaus & Company Incorporated, Wachovia Securities LLC, Wachovia Securities Financial Network LLC, RBC Dain
Rauscher, Legg Mason Wood Walker, Inc., LPL Financial Services, and First Clearing LLC will also offer Class C shares without front-end sales charges. However, a CDSC may apply if the shares are sold within 12 months of purchase.


December 23, 2003

                  Supplement to the John Hancock Sector Funds
                         Prospectus dated March 1, 2003


Under "SALES CHARGE REDUCTIONS AND WAIVERS", the last sentence under "Waivers for certain investors" on page 18 has been deleted and replaced with the following:

Class C shares may be offered without front-end sales charges to various individuals and institutions when purchased through a Merrill Lynch omnibus account, or Edward Jones, UBS Financial Securities LLC, Quick & Reilly, Inc., Raymond James Financial Services or Raymond James & Associates. As of January 1, 2004, Wedbush Morgan Securities, Inc., Stifel Nicolaus & Company Incorporated, Wachovia Securities LLC, Wachovia Securities Financial Network LLC, RBC Dain
Rauscher, Legg Mason Wood Walker, Inc., LPL Financial Services, and First Clearing LLC will also offer Class C shares without front-end sales charges. However, a CDSC may apply if the shares are sold within 12 months of purchase.


December 23, 2003

                            Supplement to Prospectus

        John Hancock Mid Cap Equity Fund, Prospectus dated August 4, 2003 John Hancock Fundamental Value Fund, Prospectus dated March 1, 2003 John Hancock Strategic Growth Fund, Prospectus dated March 1, 2003


Under "SALES CHARGE REDUCTIONS AND WAIVERS", the last sentence under "Waivers for certain investors" on page 8 has been deleted and replaced with the following:

Class C shares may be offered without front-end sales charges to various individuals and institutions when purchased through a Merrill Lynch omnibus account, or Edward Jones, UBS Financial Securities LLC, Quick & Reilly, Inc., Raymond James Financial Services or Raymond James & Associates. As of January 1, 2004, Wedbush Morgan Securities, Inc., Stifel Nicolaus & Company Incorporated, Wachovia Securities LLC, Wachovia Securities Financial Network LLC, RBC Dain
Rauscher, Legg Mason Wood Walker, Inc., LPL Financial Services, and First Clearing LLC will also offer Class C shares without front-end sales charges. However, a CDSC may apply if the shares are sold within 12 months of purchase.



December 23, 2003